Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Total Compensation Cost for Equity-Based Arrangements

Total compensation cost for equity-based arrangements was as follows:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Performance Phantom Units	$1	$5	$1
Phantom Units	—	—	—
Restricted Phantom Units	1	2	2

Total compensation cost	$2	$7	$3

Phantom Units [Member]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award

The following table presents information related to the Phantom Units:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2010	—	$—
Granted	5,200	$24.05
Vested	(5,200)	$31.80

Outstanding at December 31, 2010	—	$—
Granted	4,000	$41.80
Vested	(4,000)	$41.80

Outstanding at December 31, 2011	—	$—
Granted	4,000	$48.03
Vested	(4,000)	$48.03

Outstanding at December 31, 2012	—	$—	$—

Performance Phantom Units [Member]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award

The following table presents information related to the PPUs:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2010	67,140	$15.18
Granted	16,630	$31.80
Vested	(14,215)	$33.44
Forfeited	(2,205)	$15.61

Outstanding at December 31, 2010	67,350	$15.42
Granted	10,580	$41.80
Vested	(50,720)	$10.05
Forfeited	—	$—

Outstanding at December 31, 2011	27,210	$35.69
Granted (a)	11,740	$39.31
Vested (b)	(20,100)	$34.57
Forfeited	(7,760)	$38.97

Outstanding at December 31, 2012	11,090	$39.24	$41.24

Expected to vest (c)	10,010	$39.24	$41.24

(a)	Includes the impact of conversion of the underlying securities granted under the 2012 LTIP.
(b)	The units vested at 121%.
(c)	Based on our December 31, 2012 estimated achievement of specified performance targets, the performance estimate for units granted in 2012 is 100%, and for units granted in 2011 is 100%. The estimated forfeiture rate for units granted in both 2012 and 2011 is 10%.

Fair Value of Units Vested and the Unit-Based Liabilities Paid for Unit Based Awards

The following table presents the fair value of units vested and the unit-based liabilities paid related to PPUs, including the related DERs:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Fair value of units vested	$1	$5	$—
Unit-based liabilities paid	$5	$—	$1

Restricted Phantom Units [Member]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award

The following table presents information related to the RPUs:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2010	67,140	$15.18
Granted	16,630	$31.80
Vested	(14,215)	$33.44
Forfeited	(2,205)	$15.61

Outstanding at December 31, 2010	67,350	$15.42
Granted	10,580	$41.80
Vested	(58,600)	$12.97
Forfeited	—	$—

Outstanding at December 31, 2011	19,330	$37.27
Granted (a)	11,740	$39.31
Vested	(19,060)	$37.31
Forfeited	(7,760)	$43.27

Outstanding at December 31, 2012	4,250	$39.63	$41.31

Expected to vest	3,170	$39.76	$41.34

(a)	Includes the impact of conversion of the underlying securities granted under the 2012 LTIP.

Fair Value of Units Vested and the Unit-Based Liabilities Paid for Unit Based Awards

The following table presents the fair value of units vested and the unit-based liabilities paid for unit based awards related to Restricted Phantom Units:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Fair value of units vested	$1	$3	$1
Unit-based liabilities paid	$2	$1	$—